3. Loans	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Loans

Major classifications of loans at December 31, 2017 and 2016 are summarized as follows:

(Dollars in thousands)
	December 31, 2017	December 31, 2016
Real estate loans:
Construction and land development	$84,987	61,749
Single-family residential	246,703	240,700
Single-family residential -
Banco de la Gente stated income	37,249	40,189
Commercial	248,637	247,521
Multifamily and farmland	28,937	21,047
Total real estate loans	646,513	611,206

Loans not secured by real estate:
Commercial loans	89,022	87,596
Farm loans	1,204	-
Consumer loans	9,888	9,832
All other loans	13,137	15,177

Total loans	759,764	723,811

Less allowance for loan losses	6,366	7,550

Total net loans	$753,398	716,261

The above table includes deferred costs, net of deferred fees, totaling $1.6 million and $1.4 million at December 31, 2017 and 2016, respectively.

The Bank grants loans and extensions of credit primarily within the Catawba Valley region of North Carolina, which encompasses Catawba, Alexander, Iredell and Lincoln counties and also in Mecklenburg, Union, Wake and Durham counties of North Carolina. Although the Bank has a diversified loan portfolio, a substantial portion of the loan portfolio is collateralized by improved and unimproved real estate, the value of which is dependent upon the real estate market. Risk characteristics of the major components of the Bank’s loan portfolio are discussed below:

●	Construction and land development loans – The risk of loss is largely dependent on the initial estimate of whether the property’s value at completion equals or exceeds the cost of property construction and the availability of take-out financing. During the construction phase, a number of factors can result in delays or cost overruns. If the estimate is inaccurate or if actual construction costs exceed estimates, the value of the property securing the loan may be insufficient to ensure full repayment when completed through a permanent loan, sale of the property, or by seizure of collateral. As of December 31, 2017, construction and land development loans comprised approximately 11% of the Bank’s total loan portfolio.

●	Single-family residential loans – Declining home sales volumes, decreased real estate values and higher than normal levels of unemployment could contribute to losses on these loans. As of December 31, 2017, single-family residential loans comprised approximately 37% of the Bank’s total loan portfolio, including Banco single-family residential stated income loans which were approximately 5% of the Bank’s total loan portfolio.

●	Commercial real estate loans – Repayment is dependent on income being generated in amounts sufficient to cover operating expenses and debt service. These loans also involve greater risk because they are generally not fully amortizing over a loan period, but rather have a balloon payment due at maturity. A borrower’s ability to make a balloon payment typically will depend on being able to either refinance the loan or timely sell the underlying property. As of December 31, 2017, commercial real estate loans comprised approximately 33% of the Bank’s total loan portfolio.

●	Commercial loans – Repayment is generally dependent upon the successful operation of the borrower’s business. In addition, the collateral securing the loans may depreciate over time, be difficult to appraise, be illiquid, or fluctuate in value based on the success of the business. As of December 31, 2017, commercial loans comprised approximately 12% of the Bank’s total loan portfolio.

Loans are considered past due if the required principal and interest payments have not been received as of the date such payments were due. Loans are placed on non-accrual status when, in management’s opinion, the borrower may be unable to meet payment obligations as they become due, as well as when required by regulatory provisions. Loans may be placed on non-accrual status regardless of whether or not such loans are considered past due. When interest accrual is discontinued, all unpaid accrued interest is reversed. Interest income is subsequently recognized only to the extent cash payments are received in excess of principal due. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

The following tables present an age analysis of past due loans, by loan type, as of December 31, 2017 and 2016:

December 31, 2017
(Dollars in thousands)
	Loans 30-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Total Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
Real estate loans:
Construction and land development	$277	-	277	84,710	84,987	-
Single-family residential	3,241	193	3,434	243,269	246,703	-
Single-family residential -
Banco de la Gente stated income	4,078	465	4,543	32,706	37,249	-
Commercial	588	-	588	248,049	248,637	-
Multifamily and farmland	-	12	12	28,925	28,937	-
Total real estate loans	8,184	670	8,854	637,659	646,513	-

Loans not secured by real estate:
Commercial loans	53	100	153	88,869	89,022	-
Farm loans	-	-	-	1,204	1,204	-
Consumer loans	113	5	118	9,770	9,888	-
All other loans	-	-	-	13,137	13,137	-
Total loans	$8,350	775	9,125	750,639	759,764	-

December 31, 2016 (Dollars in thousands)
	Loans 30-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Total Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
Real estate loans:
Construction and land development	$-	10	10	61,739	61,749	-
Single-family residential	4,890	80	4,970	235,730	240,700	-
Single-family residential -
Banco de la Gente stated income	5,250	249	5,499	34,690	40,189	-
Commercial	342	126	468	247,053	247,521	-
Multifamily and farmland	471	-	471	20,576	21,047	-
Total real estate loans	10,953	465	11,418	599,788	611,206	-

Loans not secured by real estate:
Commercial loans	273	-	273	87,323	87,596	-
Farm loans	-	-	-	-	-	-
Consumer loans	68	6	74	9,758	9,832	-
All other loans	3	-	3	15,174	15,177	-
Total loans	$11,297	471	11,768	712,043	723,811	-

The following table presents the Bank’s non-accrual loans as of December 31, 2017 and 2016:

(Dollars in thousands)
	December 31, 2017	December 31, 2016
Real estate loans:
Construction and land development	$14	22
Single-family residential	1,634	1,662
Single-family residential -
Banco de la Gente stated income	1,543	1,340
Commercial	396	669
Multifamily and farmland	12	78
Total real estate loans	3,599	3,771

Loans not secured by real estate:
Commercial loans	100	21
Consumer loans	12	33
Total	$3,711	3,825

At each reporting period, the Bank determines which loans are impaired. Accordingly, the Bank’s impaired loans are reported at their estimated fair value on a non-recurring basis. An allowance for each impaired loan that is collateral-dependent is calculated based on the fair value of its collateral. The fair value of the collateral is based on appraisals performed by REAS, a subsidiary of the Bank. REAS is staffed by certified appraisers that also perform appraisals for other companies. Factors, including the assumptions and techniques utilized by the appraiser, are considered by management. If the recorded investment in the impaired loan exceeds the measure of fair value of the collateral, a valuation allowance is recorded as a component of the allowance for loan losses. An allowance for each impaired loan that is not collateral dependent is calculated based on the present value of projected cash flows. If the recorded investment in the impaired loan exceeds the present value of projected cash flows, a valuation allowance is recorded as a component of the allowance for loan losses. Impaired loans under $250,000 are not individually evaluated for impairment with the exception of the Bank’s troubled debt restructured (“TDR”) loans in the residential mortgage loan portfolio, which are individually evaluated for impairment. Impaired loans collectively evaluated for impairment totaled $4.9 million and $5.9 million at December 31, 2017 and 2016, respectively. Accruing impaired loans were $24.6 million and $23.5 million at December 31, 2017 and December 31, 2016, respectively. Interest income recognized on accruing impaired loans was $1.4 million and $1.2 million for the years ended December 31, 2017 and 2016, respectively. No interest income is recognized on non-accrual impaired loans subsequent to their classification as non-accrual.

The following tables present the Bank’s impaired loans as of December 31, 2017, 2016 and 2015:

December 31, 2017
(Dollars in thousands)
	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Recorded Investment in Impaired Loans	Related Allowance	Average Outstanding Impaired Loans	YTD Interest Income Recognized
Real estate loans:
Construction and land development	$282	-	277	277	6	253	17
Single-family residential	5,226	1,135	3,686	4,821	41	5,113	265
Single-family residential -
Banco de la Gente stated income	17,360	-	16,805	16,805	1,149	16,867	920
Commercial	2,761	807	1,661	2,468	1	3,411	148
Multifamily and farmland	78	-	12	12	-	28	-
Total impaired real estate loans	25,707	1,942	22,441	24,383	1,197	25,672	1,350

Loans not secured by real estate:
Commercial loans	264	100	4	104	-	149	3
Consumer loans	158	-	154	154	2	194	9
Total impaired loans	$26,129	2,042	22,599	24,641	1,199	26,015	1,362

December 31, 2016 (Dollars in thousands)
	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Recorded Investment in Impaired Loans	Related Allowance	Average Outstanding Impaired Loans	YTD Interest Income Recognized
Real estate loans:
Construction and land development	$282	-	278	278	11	330	13
Single-family residential	5,354	703	4,323	5,026	47	7,247	164
Single-family residential -
Banco de la Gente stated income	18,611	-	18,074	18,074	1,182	17,673	861
Commercial	3,750	1,299	2,197	3,496	166	4,657	152
Multifamily and farmland	78	-	78	78	-	78	-
Total impaired real estate loans	28,075	2,002	24,950	26,952	1,406	29,985	1,190

Loans not secured by real estate:
Commercial loans	27	-	27	27	-	95	-
Consumer loans	211	-	202	202	3	222	8
Total impaired loans	$28,313	2,002	25,179	27,181	1,409	30,302	1,198

December 31, 2015

(Dollars in thousands)

	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Recorded Investment in Impaired Loans	Related Allowance	Average Outstanding Impaired Loans	YTD Interest Income Recognized
Real estate loans:
Construction and land development	$643	216	226	442	12	705	18
Single-family residential	8,828	1,489	6,805	8,294	189	10,852	224
Single-family residential -
Banco de la Gente stated income	20,375	-	19,215	19,215	1,143	18,414	921
Commercial	4,556	-	4,893	4,893	179	5,497	89
Multifamily and farmland	96	-	83	83	-	93	6
Total impaired real estate loans	34,498	1,705	31,222	32,927	1,523	35,561	1,258

Loans not secured by real estate:
Commercial loans	180	-	161	161	3	132	5
Consumer loans	286	-	260	260	4	283	11
Total impaired loans	$34,964	1,705	31,643	33,348	1,530	35,976	1,274

The fair value measurements for mortgage loans held for sale, impaired loans and other real estate on a non-recurring basis at December 31, 2017 and 2016 are presented below. The Company’s valuation methodology is discussed in Note 15.

(Dollars in thousands)
	Fair Value Measurements December 31, 2017	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
Mortgage loans held for sale	$857	-	-	857
Impaired loans	$23,442	-	-	23,442
Other real estate	$118	-	-	118

(Dollars in thousands)

	Fair Value Measurements December 31, 2016	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
Mortgage loans held for sale	$5,709	-	-	5,709
Impaired loans	$25,772	-	-	25,772
Other real estate	$283	-	-	283

(Dollars in thousands)
	Fair Value December 31, 2017	Fair Value December 31, 2016	Valuation Technique	Significant Unobservable Inputs	General Range of Significant Unobservable Input Values
Mortgage loans held for sale	$857	5,709	Rate lock commitment	N/A	N/A
Impaired loans	$23,442	25,772	Appraised value and discounted cash flows	Discounts to reflect current market conditions and ultimate collectability	0 - 25%
Other real estate	$118	283	Appraised value	Discounts to reflect current market conditions and estimated costs to sell	0 - 25%

Changes in the allowance for loan losses for the year ended December 31, 2017 were as follows:

(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single- Family Residential	Single- Family Residential - Banco de la Gente Stated Income	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer and All Other	Unallocated	Total
Allowance for loan losses:
Beginning balance	$1,152	2,126	1,377	1,593	52	675	-	204	371	7,550
Charge-offs	-	(249)	-	-	(66)	(194)	-	(473)	-	(982)
Recoveries	14	85	-	21	-	31	-	154	-	305
Provision	(362)	(150)	(97)	(421)	86	62	-	270	105	(507)
Ending balance	$804	1,812	1,280	1,193	72	574	-	155	476	6,366

Ending balance: individually
evaluated for impairment	$-	-	1,093	37	-	-	-	-	-	1,130
Ending balance: collectively
evaluated for impairment	804	1,812	187	1,156	72	574	-	155	476	5,236
Ending balance	$804	1,812	1,280	1,193	72	574	-	155	476	6,366

Loans:
Ending balance	$84,987	246,703	37,249	248,637	28,937	89,022	1,204	23,025	-	759,764
Ending balance: individually
evaluated for impairment	$98	1,855	15,460	2,251	-	100	-	-	-	19,764
Ending balance: collectively
evaluated for impairment	$84,889	244,848	21,789	246,386	28,937	88,922	1,204	23,025	-	740,000

Changes in the allowance for loan losses for the year ended December 31, 2016 were as follows:

(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single- Family Residential	Single- Family Residential - Banco de la Gente Stated Income	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer and All Other	Unallocated	Total
Allowance for loan losses:
Beginning balance	$2,185	2,534	1,460	1,917	-	842	-	172	479	9,589
Charge-offs	(7)	(275)	-	(318)	-	(146)	-	(492)	-	(1,238)
Recoveries	10	55	-	19	-	170	-	151	-	405
Provision	(1,036)	(188)	(83)	(25)	52	(191)	-	373	(108)	(1,206)
Ending balance	$1,152	2,126	1,377	1,593	52	675	-	204	371	7,550

Ending balance: individually
evaluated for impairment	$-	-	1,160	159	-	-	-	-	-	1,319
Ending balance: collectively
evaluated for impairment	1,152	2,126	217	1,434	52	675	-	204	371	6,231
Ending balance	$1,152	2,126	1,377	1,593	52	675	-	204	371	7,550

Loans:
Ending balance	$61,749	240,700	40,189	247,521	21,047	87,596	-	25,009	-	723,811
Ending balance: individually
evaluated for impairment	$-	935	16,718	3,648	-	-	-	-	-	21,301
Ending balance: collectively
evaluated for impairment	$61,749	239,765	23,471	243,873	21,047	87,596	-	25,009	-	702,510

Changes in the allowance for loan losses for the year ended December 31, 2015 were as follows:

(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single- Family Residential	Single- Family Residential - Banco de la Gente Stated Income	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer and All Other	Unallocated	Total
Allowance for loan losses:
Beginning balance	$2,785	2,566	1,610	1,902	7	1,098	-	233	881	11,082
Charge-offs	(198)	(618)	(117)	(329)	-	(37)	-	(545)	-	(1,844)
Recoveries	45	34	22	21	-	101	-	145	-	368
Provision	(447)	552	(55)	323	(7)	(320)	-	339	(402)	(17)
Ending balance	$2,185	2,534	1,460	1,917	-	842	-	172	479	9,589

Ending balance: individually
evaluated for impairment	$-	96	1,115	171	-	-	-	-	-	1,382
Ending balance: collectively
evaluated for impairment	2,185	2,438	345	1,746	-	842	-	172	479	8,207
Ending balance	$2,185	2,534	1,460	1,917	-	842	-	172	479	9,589

Loans:
Ending balance	$65,791	220,690	43,733	228,526	18,080	91,010	3	21,258	-	689,091
Ending balance: individually
evaluated for impairment	$216	2,636	17,850	4,212	-	-	-	-	-	24,914
Ending balance: collectively
evaluated for impairment	$65,575	218,054	25,883	224,314	18,080	91,010	3	21,258	-	664,177

The Bank utilizes an internal risk grading matrix to assign a risk grade to each of its loans. Loans are graded on a scale of 1 to 8. These risk grades are evaluated on an ongoing basis. A description of the general characteristics of the eight risk grades is as follows:

●	Risk Grade 1 – Excellent Quality: Loans are well above average quality and a minimal amount of credit risk exists. CD or cash secured loans or properly margined actively traded stock or bond secured loans would fall in this grade.

●	Risk Grade 2 – High Quality: Loans are of good quality with risk levels well within the Company’s range of acceptability. The organization or individual is established with a history of successful performance though somewhat susceptible to economic changes.

●	Risk Grade 3 – Good Quality: Loans of average quality with risk levels within the Company’s range of acceptability but higher than normal. This may be a new organization or an existing organization in a transitional phase (e.g. expansion, acquisition, market change).

●	Risk Grade 4 – Management Attention: These loans have higher risk and servicing needs but still are acceptable. Evidence of marginal performance or deteriorating trends is observed. These are not problem credits presently, but may be in the future if the borrower is unable to change its present course.

●	Risk Grade 5 – Watch: These loans are currently performing satisfactorily, but there has been some recent past due history on repayment and there are potential weaknesses that may, if not corrected, weaken the asset or inadequately protect the Company’s position at some future date.

●	Risk Grade 6 – Substandard: A Substandard loan is inadequately protected by the current sound net worth and paying capacity of the obligor or the collateral pledged (if there is any). There is a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. There is a distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.

●	Risk Grade 7 – Doubtful: Loans classified as Doubtful have all the weaknesses inherent in loans classified Substandard, plus the added characteristic that the weaknesses make collection or liquidation in full on the basis of currently existing facts, conditions, and values highly questionable and improbable. Doubtful is a temporary grade where a loss is expected but is presently not quantified with any degree of accuracy. Once the loss position is determined, the amount is charged off.

●	Risk Grade 8 – Loss: Loans classified as Loss are considered uncollectable and of such little value that their continuance as bankable assets is not warranted. This classification does not mean that the asset has absolutely no recovery or salvage value, but rather that it is not practical or desirable to defer writing off this worthless loan even though partial recovery may be realized in the future. Loss is a temporary grade until the appropriate authority is obtained to charge the loan off.

The following tables present the credit risk profile of each loan type based on internally assigned risk grades as of December 31, 2017 and 2016.

December 31, 2017

(Dollars in thousands)

	Real Estate Loans
	Construction and Land Development	Single- Family Residential	Single- Family Residential - Banco de la Gente Stated Income	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer	All Other	Total

1- Excellent Quality	$152	8,590	-	-	-	446	-	791	-	9,979
2- High Quality	20,593	120,331	-	34,360	561	17,559	-	3,475	2,410	199,289
3- Good Quality	53,586	89,120	14,955	196,439	25,306	65,626	1,085	5,012	9,925	461,054
4- Management Attention	4,313	20,648	15,113	13,727	1,912	5,051	119	562	802	62,247
5- Watch	6,060	4,796	3,357	3,671	1,146	223	-	23	-	19,276
6- Substandard	283	3,218	3,824	440	12	117	-	25	-	7,919
7- Doubtful	-	-	-	-	-	-	-	-	-	-
8- Loss	-	-	-	-	-	-	-	-	-	-
Total	$84,987	246,703	37,249	248,637	28,937	89,022	1,204	9,888	13,137	759,764

December 31, 2016

(Dollars in thousands)

	Real Estate Loans
	Construction and Land Development	Single- Family Residential	Single- Family Residential - Banco de la Gente Stated Income	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer	All Other	Total

1- Excellent Quality	$-	14,996	-	-	-	541	-	959	-	16,496
2- High Quality	9,784	109,809	-	39,769	2,884	26,006	-	3,335	2,507	194,094
3- Good Quality	33,633	82,147	16,703	176,109	14,529	55,155	-	4,842	10,921	394,039
4- Management Attention	10,892	25,219	15,580	24,753	2,355	5,586	-	619	1,749	86,753
5- Watch	7,229	4,682	3,943	4,906	1,201	246	-	31	-	22,238
6- Substandard	211	3,847	3,963	1,984	78	62	-	42	-	10,187
7- Doubtful	-	-	-	-	-	-	-	-	-	-
8- Loss	-	-	-	-	-	-	-	4	-	4
Total	$61,749	240,700	40,189	247,521	21,047	87,596	-	9,832	15,177	723,811

TDR loans modified in 2017, past due TDR loans and non-accrual TDR loans totaled $4.5 million and $5.9 million at December 31, 2017 and December 31, 2016, respectively. The terms of these loans have been renegotiated to provide a concession to original terms, including a reduction in principal or interest as a result of the deteriorating financial position of the borrower. There were $21,000 and $81,000 in performing loans classified as TDR loans at December 31, 2017 and December 31, 2016, respectively.

The following table presents an analysis of loan modifications during the year ended December 31, 2017:

Year ended December 31, 2017
(Dollars in thousands)
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Real estate loans:
Single-family residential	2	$22	22
Total TDR loans	2	$22	22

During the year ended December 31, 2017, two loans were modified that were considered to be new TDR loans. The interest rate was modified on these TDR loans.

The following table presents an analysis of loan modifications during the year ended December 31, 2016:

Year ended December 31, 2016
(Dollars in thousands)
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Real estate loans:
Single-family residential	3	$124	121
Total TDR loans	3	$124	121

During the year ended December 31, 2016, three loans were modified that were considered to be new TDR loans. The interest rate was modified on these TDR loans.

There were no TDR loans with a payment default occurring within 12 months of the restructure date, and the payment default occurring during the years ended December 31, 2017 and 2016. TDR loans are deemed to be in default if they become past due by 90 days or more.